UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raiff Partners, Inc.
   Address:   152 West 57th Street
              New York, NY  10019

   Form 13F File Number:   28-5866
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Sheldon Brody
   Title:   Chief Financial Officer
   Phone:   212-247-6509

Signature, Place and Date of Signing:



   /s/ Sheldon Brody        New York, NY        May 12, 2006

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:




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                              FORM 13F SUMMARY PAGE

Raiff Partners, Inc.
28-5866

Report Summary:

         Number of other Included Managers:                 3
         Form 13F Information Table Entry Total            56
         Form 13F Information Table Value Total:     $358,480 (thousands)

List of Other Included Managers:

         No. Form 13F File No. Name

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC

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
                                                       Form 13F as of 03/31/06
                                               Reporting Manager: Raiff Partners, Inc.

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        Column 1        Column 2 Column 3         Column 4         Column 5        Column 6     Column 7           Column 8

     Name of Issuer      Title    Cusip     Fair Market Shares or  SH/PRN   Put/   Investment                   Voting Authority
                        of Class  Number      Value     Principal           Call   Discretion
                                                          Amount
                                                                                                Managers       Sole    Shared   None
                                                                                                                (A)      (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------

ABB LTD                    CS    000375204    7,291,550   581,000   SH             DEFINED        1,2,3       581,000
ABERCROMBIE & FITCH        CS    002896207   12,213,850   209,500   SH             DEFINED        1,2,3       209,500
AK STEEL HOLDING CORP      CS    001547108      900,000    60,000   SH             DEFINED        1,2,3        60,000
AMERADA HESS CORP          CS    023551104   16,233,600   114,000   SH             DEFINED        1,2,3       114,000
AMERICAN EAGLE             CS    02553E106    7,614,300   255,000   SH             DEFINED        1,2,3       255,000
AMGEN                      CS    031162100    6,183,750    85,000   SH             DEFINED        1,2,3        85,000
APOLLO INVESTMENT CORP     CS    03761U106    1,870,050   105,000   SH             DEFINED        1,2,3       105,000
ARAMARK CORP               CS    038521100    3,544,800   120,000   SH             DEFINED        1,2,3       120,000
BANK OF NEW YORK CO        CS    064057102    4,685,200   130,000   SH             DEFINED        1,2,3       130,000
BEAR STEARNS USD1          CS    073902108   18,447,100   133,000   SH             DEFINED        1,2,3       133,000
BED BATH & BEYOND          CS    075896100   10,368,000   270,000   SH             DEFINED        1,2,3       270,000
BENIHANA INC- A SHARES     CS    082047200    4,505,044   145,700   SH             DEFINED        1,2,3       145,700
BJS WHOLESALE CLUB INC     CS    05548J106    7,562,400   240,000   SH             DEFINED        1,2,3       240,000
BON TON STORES INC.        CS    09776J101   18,215,573   563,078   SH             DEFINED        1,2,3       563,078
BUILD-A-BEAR               CS    120076104    6,589,750   215,000   SH             DEFINED        1,2,3       215,000
CATERPILLAR INC            CS    149123101    6,111,031    85,100   SH             DEFINED        1,2,3        85,100
CIT GROUP                  CS    125581108   14,343,360   268,000   SH             DEFINED        1,2,3       268,000
CONOCOPHILLIPS             CS    20825C104    4,862,550    77,000   SH             DEFINED        1,2,3        77,000
CVS                        CS    126650100      896,100    30,000   SH             DEFINED        1,2,3        30,000
DIEBOLD INC                CS    253651103    1,919,370    46,700   SH             DEFINED        1,2,3        46,700
E*TRADE GROUP INC          CS    269246104   11,601,400   430,000   SH             DEFINED        1,2,3       430,000
EXXON MOBIL                CS    30231G102    4,260,200    70,000   SH             DEFINED        1,2,3        70,000
FEDERATED DEP COM          CS    31410H101   15,132,900   207,300   SH             DEFINED        1,2,3       207,300
GREAT WOLF RESORTS INC     CS    391523107    1,159,000   100,000   SH             DEFINED        1,2,3       100,000
HARTMARX CORP              CS    417119104    7,128,000   800,000   SH             DEFINED        1,2,3       800,000
HOME DEPOT                 CS    437076102    6,573,420   155,400   SH             DEFINED        1,2,3       155,400
HUBBELL INC CLASS B        CS    443510201    1,153,350    22,500   SH             DEFINED        1,2,3        22,500
INFRASOURCE SERVICES INC   CS    45684P102    3,528,050   205,000   SH             DEFINED        1,2,3       205,000
J.P. MORGAN CHASE          CS    46625H100   12,088,092   290,300   SH             DEFINED        1,2,3       290,300
LAZARD LTD.                CS    G54050102    2,832,000    64,000   SH             DEFINED        1,2,3        64,000
LEGG MASON INC             CS    524901105    6,767,820    54,000   SH             DEFINED        1,2,3        54,000
LEHMAN BROTHERS            CS    524908100   13,412,384    92,800   SH             DEFINED        1,2,3        92,800
LEUCADIA NATIONAL CORP     CS    527288104   12,110,980   203,000   SH             DEFINED        1,2,3       203,000
LIMITED BRANDS INC         CS    532716107    6,726,500   275,000   SH             DEFINED        1,2,3       275,000
LOEWS CORP COM             CS    540424108    7,306,640    72,200   SH             DEFINED        1,2,3        72,200
MERRILL LYNCH & CO         CS    590188108    6,300,800    80,000   SH             DEFINED        1,2,3        80,000
METRO-GOLDWYN-MAYER INC    CS    591610100    6,778,057   157,300   SH             DEFINED        1,2,3       157,300
MORGAN STANLEY             CS    617446448   13,003,740   207,000   SH             DEFINED        1,2,3       207,000


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MOTOROLA                   CS    620076109    2,978,300   130,000   SH             DEFINED        1,2,3       130,000
ORIENT EXPRESS HOTELS LTD  CS    G67743107    8,238,300   210,000   SH             DEFINED        1,2,3       210,000
OXFORD INDUSTRIES INC      CS    691497309    9,791,395   191,500   SH             DEFINED        1,2,3       191,500
PATHMARK STORES INC        CS    70322A101   10,342,848   988,800   SH             DEFINED        1,2,3       988,800
PENNEY (J.C.)              CS    708160106    8,541,974   141,400   SH             DEFINED        1,2,3       141,400
PIKE ELECTRIC CORP         CS    721283109      445,412    21,200   SH             DEFINED        1,2,3        21,200
POLO RALPH LAUREN CORP     CS    731572103    1,515,250    25,000   SH             DEFINED        1,2,3        25,000
SCHNITZER STEEL INDS       CS    806882106    2,356,750    55,000   SH             DEFINED        1,2,3        55,000
SERVICES ACQUISITION CORP  CS    817628100    1,430,800   140,000   SH             DEFINED        1,2,3       140,000
SMART & FINAL INC          CS    831683107    1,884,850   115,000   SH             DEFINED        1,2,3       115,000
SUN MICROSYSTEMS           CS    866810104    4,745,250   925,000   SH             DEFINED        1,2,3       925,000
SYMMETRY MEDICAL           CS    871546206    1,802,850    85,000   SH             DEFINED        1,2,3        85,000
TIVO INC                   CS    888706108      939,900   130,000   SH             DEFINED        1,2,3       130,000
TRANSOCEAN INC             CS    G90078109    7,467,900    93,000   SH             DEFINED        1,2,3        93,000
UPPERWARE                  CS    899896104      951,258    46,200   SH             DEFINED        1,2,3        46,200
UNIVERSAL HEALTH REALTY
INCOME TRUST               CS    91359E105      507,767    13,900   SH             DEFINED        1,2,3        13,900
VECTOR GROUP LTD.          CS    92240M108      285,900    15,000   SH             DEFINED        1,2,3        15,000
WILD OATS MARKET INC       CS    96808B107    2,033,000   100,000   SH             DEFINED        1,2,3       100,000

                                            358,480,415

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